ACQUISITIONS - Income-Producing Properties (Details) $ in Thousands											12 Months Ended
	Dec. 19, 2019 CAD ($)	Nov. 19, 2019 CAD ($)	Oct. 18, 2019 CAD ($)	Oct. 04, 2019 CAD ($)	Aug. 01, 2019 CAD ($)	Jul. 08, 2019 CAD ($)	Jul. 01, 2019 CAD ($)	May 23, 2019 CAD ($)	Apr. 09, 2019 CAD ($)	Mar. 01, 2019 CAD ($)	Dec. 31, 2019 CAD ($) property	Dec. 31, 2018 CAD ($)	Dec. 03, 2018 CAD ($)	Nov. 01, 2018 CAD ($)	Jul. 12, 2018 CAD ($)	May 23, 2018 CAD ($)	Apr. 04, 2018 CAD ($)	Mar. 23, 2018 CAD ($)
Income-producing properties
Disclosure of detailed information about business combination [line items]
Investment properties											$ 947,478	$ 542,998
Transaction costs											3,587
Total acquisition cost											951,065
Wilmer TX
Disclosure of detailed information about business combination [line items]
Investment properties										$ 58,087
Transaction costs										141
Total acquisition cost										58,228
Lancaster,TX
Disclosure of detailed information about business combination [line items]
Investment properties										106,120
Transaction costs										168
Total acquisition cost										$ 106,288
Mississauga, ON
Disclosure of detailed information about business combination [line items]
Investment properties									$ 174,106
Transaction costs									146
Total acquisition cost									$ 174,252
Columbus,OH
Disclosure of detailed information about business combination [line items]
Investment properties								$ 71,607
Transaction costs								289
Total acquisition cost								$ 71,896
Bom, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties						$ 25,704
Transaction costs						1,640
Total acquisition cost						$ 27,344
Horn Lake MS
Disclosure of detailed information about business combination [line items]
Investment properties					$ 24,492
Transaction costs					231
Total acquisition cost					$ 24,723
GreenWood IN
Disclosure of detailed information about business combination [line items]
Investment properties				$ 39,581
Transaction costs				40
Total acquisition cost				$ 39,621
Pooler GA
Disclosure of detailed information about business combination [line items]
Investment properties			$ 62,657
Transaction costs			614
Total acquisition cost			$ 63,271								$ 63,271
Dallas, TX
Disclosure of detailed information about business combination [line items]
Investment properties		$ 269,764
Transaction costs		247
Total acquisition cost		270,011
Southaven, MS
Disclosure of detailed information about business combination [line items]
Investment properties	$ 63,717
Transaction costs	38
Total acquisition cost	63,755
Southaven, MS
Disclosure of detailed information about business combination [line items]
Investment properties	51,643
Transaction costs	33	$ 247
Total acquisition cost	$ 51,676
HoustonTX
Disclosure of detailed information about business combination [line items]
Investment properties							$ 33,361
Transaction costs							510
Total acquisition cost							$ 33,871
Plainfield, Indiana
Disclosure of detailed information about business combination [line items]
Investment properties																		$ 50,835
Greencastle, Pennsylvania
Disclosure of detailed information about business combination [line items]
Investment properties																	$ 44,323
West Jefferson, Ohio
Disclosure of detailed information about business combination [line items]
Number of properties | property											4
Erfurt, Germany
Disclosure of detailed information about business combination [line items]
Investment properties															$ 82,677
Shepherdsville, Kentucky
Disclosure of detailed information about business combination [line items]
Investment properties													$ 65,866
West Jefferson,OH
Disclosure of detailed information about business combination [line items]
Investment properties														$ 1,232		$ 299,297
Total Property
Disclosure of detailed information about business combination [line items]
Investment properties											$ 980,839	$ 544,230
Transaction costs											4,097
Total acquisition cost											$ 984,936